Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Current assets:
Cash and cash equivalents	$ 35,279	$ 44,227
Accounts receivable, net of allowances of $7,313 and $6,898, respectively	60,646	55,621
Inventory	66,310	60,602
Prepaid expenses and other current assets	78,065	78,846
Total current assets	240,300	239,296
Property, plant and equipment, net	490,755	483,664
Software and website development costs, net	69,840	56,199
Deferred tax assets	59,906	67,087
Goodwill	718,880	520,843
Intangible assets, net	262,701	230,201
Other assets	25,994	54,927
Total assets	1,868,376	1,652,217
Current liabilities:
Accounts payable	185,096	152,436
Accrued expenses	194,715	186,661
Deferred revenue	31,780	27,697
Short-term debt	81,277	59,259
Other current liabilities	27,881	54,971
Total current liabilities	520,749	481,024
Deferred tax liabilities	44,531	51,243
Lease financing obligation	112,096	102,743
Long-term debt	942,290	767,585
Other liabilities	53,716	69,524
Total liabilities	1,673,382	1,472,119
Temporary equity
Redeemable noncontrolling interests	63,182	86,151
Shareholders’ equity:
Preferred shares, nominal value €0.01 per share, 100,000,000 shares authorized; none issued and outstanding	0	0
Ordinary shares, nominal value €0.01 per share, 100,000,000 shares authorized; 44,080,627 shares issued; and 30,445,669 and 30,876,193 shares outstanding, respectively	615	615
Treasury shares, at cost, 13,634,958 and 13,204,434 shares, respectively	(737,447)	(685,577)
Additional paid-in capital	411,079	395,682
Retained earnings	537,422	452,756
Accumulated other comprehensive loss	(79,857)	(69,814)
Total shareholders’ equity attributable to Cimpress N.V.	131,812	93,662
Noncontrolling Interest (Note 10)	0	285
Total shareholders' equity	131,812	93,947
Total liabilities, noncontrolling interests and shareholders’ equity	$ 1,868,376	$ 1,652,217